Income Taxes	1 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

6.	INCOME TAXES

The Company was incorporated on September 5, 2025, and has not yet commenced operations other than incurring legal and accounting expenses. As of September 30, 2025, the Company had no revenues and incurred a net operating loss.

The Company recorded no provision for income taxes for the period ended September 30, 2025, as it incurred a net loss and expects to continue incurring losses until the merger is consummated (see Note 5, Commitments and Contingencies).

The components of the Company’s deferred tax assets as of September 30, 2025, are as follows:

September 30, 2025
Total loss before taxes	$25,000
Total deferred tax assets (27.9%)	$6,975
Less: Valuation allowance	(6,975)
Net deferred tax assets	$-

A full valuation allowance has been recorded against the Company’s deferred tax assets due to the uncertainty surrounding the realization of these assets.

As of September 30, 2025, the Company has $25,000 of federal and state net operating loss carryforwards.

The Company has not recorded any uncertain tax positions as defined under ASC 740-10. The Company’s tax returns for the period ended September 30, 2025, remain subject to examination by the relevant taxing authorities.